Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related party transactions
On June 29, 2017, we completed the acquisition of a 24.9 percent interest in Carl Zeiss SMT Holding GmbH & Co. KG, which owns 100 percent of the shares in Carl Zeiss SMT GmbH, to strengthen the long-standing and successful partnership and to facilitate the development of the future generation of EUV lithography systems. Based on the 24.9 percent investment and our relationship with Carl Zeiss SMT GmbH being our single supplier of optical columns essential to our chip-making systems, Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are considered related parties of ASML as of June 29, 2017.
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and other supply chain investments, in respect of High NA, for an amount of EUR 760.0 million over 6 years, beginning in 2016. During 2018, we agreed to fund an additional EUR 144.9 million, which when combined with the agreed additional funding in 2017 of EUR 325.0 million), brings the current estimate to EUR 1,229.9 million. In 2018 we paid an amount of EUR 275.1 million (2017: EUR 147.5 million). As of December 31, 2018 our estimated remaining commitment to Carl Zeiss SMT GmbH amounts to EUR 795.3 million (2017: EUR 925.5 million).
From time to time, ASML makes non-interest bearing advance payments to Carl Zeiss SMT GmbH supporting their work-in-process, thereby securing lens and optical column deliveries to us. Amounts included in these advance payments are settled through future lens or optical column deliveries.
In 2018, ASML and Carl Zeiss SMT GmbH entered into an agreement for ASML to support the development and integration of certain tooling to be used in future production of High-NA optical columns, for which Carl Zeiss SMT GmbH will reimburse all costs to ASML. Receivable amounts from Carl Zeiss SMT GmbH are presented within Other Assets.
The total purchases and outstanding balances to and from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries were as follows:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Total purchases from Carl Zeiss SMT Holding GmbH & Co. KG	967.7	1,141.6	1,401.0

As of December 31		2017	2018
(in millions)		EUR	EUR

Advance payments and CAPEX funding to Carl Zeiss SMT Holding GmbH & Co. KG		497.5	768.1
Net trade payables to Carl Zeiss SMT Holding GmbH & Co. KG		143.2	58.1

For more details in relation to our 24.9 percent interest in Carl Zeiss SMT Holding GmbH & Co. KG see Note 10 Equity method investments.
On January 23, 2019, ASML entered into a binding MOU with Nikon and Carl Zeiss SMT relating to a comprehensive settlement of all pending disputes between Nikon, ASML and Zeiss. See Note 20 Legal contingencies.
There have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder, and any director or officer or any relative or spouse thereof other than ordinary course (compensation) arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares described under Note 19 Employee benefits. Furthermore, ASML has not granted any personal loans, guarantees, or the like to members of the BoM or SB.